Operating Expenses And Administration Fee (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Operating Expenses And Administration Fee
5.	OPERATING EXPENSES AND ADMINISTRATION FEE

Operating expenses of the Partnership include, but are not limited to, legal fees, accounting fees and filing fees. Total operating expenses of the Partnership (including its pro-rata share of Master Fund expenses) are not expected to exceed 1/2 of 1% per annum of the Partnerships average month-end net asset value. For the years ended December 31, 2014 and 2013, the Partnership incurred Partnership-level administrative and operating expenses of $365,540 and $502,043, respectively. These amounts are included in the Statements of Operations under Administrative and operating expenses.

The General Partner of the Master Fund is paid a monthly administration fee as disclosed in the Master Funds financial statements included in Section II of this annual report.

The General Partner has paid expenses incurred in connection with the organization of the Partnership and the initial offering of the Units. The total amount paid by the

General Partner was $191,967. The Master Fund, on behalf of the Partnership, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the Partnerships month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. As of December 31, 2014, pursuant to this calculation, $30,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For each of the two years ended December 31, 2014 and 2013, costs incurred were $22,396 and $38,388, respectively and are included in Administrative fee and operating expenses in the Master Funds Statements of Operations. Further, as of December 31, 2014 and 2013, $0 and $3,199, respectively, were payable to the General Partner as reimbursement for such costs and are included in Accrued expenses in the Master Funds Statements of Financial Condition. The final accrual period was July 31, 2014.